Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
A. Disaggregation of Revenue
The majority of the Company's revenues are derived from the sale of power, capacity and environmental attributes, leasing of power facilities and from asset optimization activities, which the Company disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	33	220	462	10	—	—	725
Environmental attributes(1)	1	50	—	—	—	—	51
Revenue from contracts with customers	34	270	462	10	—	—	776
Revenue from leases(2)	—	—	32	—	—	—	32
Revenue from derivatives and other trading activities(3)	—	(87)	(821)	243	160	(2)	(507)
Revenue from merchant sales	564	86	1,529	461	—	—	2,640
Other	8	20	7	—	—	—	35
Total revenue	606	289	1,209	714	160	(2)	2,976
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	1	50	—	12	—	—	63
Over time	33	220	462	(2)	—	—	713
Total revenue from contracts with customers	34	270	462	10	—	—	776
(1)    The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)    Total lease income from long-term contracts that meet the criteria of operating leases.
(3)    Represents realized and unrealized gains or losses from hedging and derivative positions.

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	28	207	395	24	—	—	654
Environmental attributes(1)	—	28	—	—	—	—	28
Revenue from contracts with customers	28	235	395	24	—	—	682
Revenue from leases(2)	—	—	19	—	—	—	19
Revenue from derivatives and other trading activities(3)	—	(14)	(118)	138	211	4	221
Revenue from merchant sales	345	68	808	546	—	—	1,767
Other	10	16	5	1	—	—	32
Total revenue	383	305	1,109	709	211	4	2,721
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	28	2	23	—	—	53
Over time	28	207	393	1	—	—	629
Total revenue from contracts with customers	28	235	395	24	—	—	682
(1)    The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)    Total lease income from long-term contracts that meet the criteria of operating leases.
(3)    Represents realized and unrealized gains or losses from hedging and derivative positions. Wind and Solar has been revised to present revenue classifications consistent with current period.

Year ended Dec. 31, 2020	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	141	238	465	156	—	—	1,000
Environmental attributes(1)	—	23	—	—	—	—	23
Revenue from contracts with customers	141	261	465	156	—	—	1,023
Revenue from leases(2)	—	—	123	—	—	—	123
Revenue from derivatives and other trading activities(3)	—	8	(8)	283	122	12	417
Revenue from merchant sales	3	49	200	264	—	—	516
Other(4)	8	11	7	1	—	(5)	22
Total revenue	152	329	787	704	122	7	2,101
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	25	7	26	—	—	58
Over time	141	236	458	130	—	—	965
Total revenue from contracts with customers	141	261	465	156	—	—	1,023
(1)    The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)    Total lease income from certain PPAs and long-term contracts that meet the criteria of operating leases.
(3)    Represents realized and unrealized gains or losses from hedging and derivative positions. Wind and Solar has been revised to present revenue classifications consistent with current period.
(4)    Includes government incentives and other miscellaneous.
B. Performance Obligations
The performance obligations in the Company's contracts with its customers include the provision of electricity and steam capacity; the delivery of electricity, thermal energy, environmental attributes; the provision of operation and maintenance services and water management services; and the supply of byproducts from coal generation.
The aggregate amount of transaction prices allocated to remaining performance obligations (contract revenues that have not yet been recognized) as at Dec. 31, 2022, is approximately $2,790 million, with approximately $465 million expected to be recognized during the period 2023-2025; $490 million for the period of 2026-2028; $750 million for the period of 2029-2033; and $1,085 million for 2034 and thereafter.
These amounts exclude revenues related to contracts that qualify for the invoice practical expedient and future revenues that are related to constrained variable consideration. In many of the Company’s contracts, elements of the transaction price are considered constrained, such as for variable revenues dependent upon future production volumes that are driven by customer or market demand or market prices that are subject to factors outside the Company’s influence. As a result, the amounts of future revenues disclosed above represent only a portion of future revenues that are expected to be realized by the Company from its contractual portfolio.